3 Loans (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mortgage loans held for sale	$ 3,637,000	$ 9,139,000
Impaired loans	17,475,000	20,369,000
Other real estate	$ 0	$ 128,000
Mortgage loans held for sale
Valuation Technique	Rate lock commitment
Significant unobservable inputs	N/A
Impaired Loans
Valuation Technique	Appraised value and discounted cash flows
Significant unobservable inputs	Discounts to reflect current market conditions and ultimate collectability
Impaired Loans | Minimum
Significant unobservable input value range	0.00%
Impaired Loans | Maximum
Significant unobservable input value range	25.00%
Other real estate
Valuation Technique	Appraised value
Significant unobservable inputs	Discounts to reflect current market conditions and estimated costs to sell
Other real estate | Minimum
Significant unobservable input value range	0.00%
Other real estate | Maximum
Significant unobservable input value range	25.00%